FHLB Advances and Other Borrowings (Borrowings, Debt and Repurchase Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Borrowings And Advances [Line Items]
Long-term Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities		$ 51,526	$ 51,642
Term Loans		1,500	3,000
Junior Subordinated Debentures assumed from American Community Bancorp, Inc.		4,874	4,724
Subordinated Debentures		29,250	29,250
Capital Lease Obligations		2,322	2,358
Long-term Borrowings		89,472	90,974
Overnight Variable Rate Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities		48,500	3,500
Federal Funds Purchased		5,400	0
Repurchase Agreements		17,634	36,519
Short-term Borrowings		71,534	40,019
Total Borrowings	$ 175,640	$ 161,006	$ 130,993